Other operating expenses - Summary of Detailed Information of Other Operating Expense (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Other Operating Expense [Line Items]
Total	€ 1,456	€ 1,587
Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Policyholder claims and benefits	3,530	3,466
Onerous contract losses (and reversals)	818	636
Commissions	711	690
Handling and clearing fees		(1)
Employee expenses	306	289
Administration expenses	245	289
Total	5,611	5,369
Amounts attributed to insurance acquisition cash flows	(488)	(474)
Amortization of insurance acquisition cash flows	322	272
Amortization of insurance acquisition cash flows PAA	10	10
Total commissions and expenses	5,455	5,177
Non-Insurance related [member]
Disclosure Of Other Operating Expense [Line Items]
Commissions	476	636
Handling and clearing fees	15	17
Right of use assets – interest expense	3	3
Employee expenses	581	536
Administration expenses	376	394
Deferred transaction expenses	(16)	(13)
Amortization of deferred expenses	11	10
Amortization of other intangibles	9	3
Total	1,456	1,587
Total commissions and expenses	€ 1,456	€ 1,587